Investment Securities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Sales and prepayments	$ 936,958	$ 444,222	$ 69,650
Gross gains on sales of securities	2,514	5,754	5,630
Gain associated with call of held-to-maturity securities	400
Held-to-maturity security called	4,400
Debt securities
Schedule of Available-for-sale Securities [Line Items]
Sales and prepayments	$ 937,000	444,200	69,700
Gross gains on sales of securities		1,500	1,800
Available for sale debt securities exchanged		$ 736,000	$ 335,000